Investment in a Joint Venture - Schedule of Financial Information Joint Venture (Details) - Corporate Joint Venture [Member]	6 Months Ended
Jun. 30, 2026 HKD ($)
HKD
Current assets	$ 4,693,020
Non-current assets	3,725,740
Current liabilities	(5,118,880)
Non-current liabilities	(1,947,400)
Net assets of the joint venture	1,352,480
Revenue	2,931,800
Loss for the period	$ (501,796)